CREDIT FROM BANKING INSTITUTIONS (Schedule of Amount to be Paid) (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Debt Disclosure [Abstract]
First year	$ 18,257
Second year	13,169
Total	$ 31,426